Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Acquired Intangible Assets, Net

Acquired intangible assets, net consisted of the following:

	December 31,
	2014				2015
	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount	Gross carrying amount	Accumulated amortization	Accumulated impairment loss	Net carrying amount
Intangible assets with finite life:
- Software license	$23,676	$(9,730)	$(8,417)	$5,529	$29,897	$(13,678)	$(8,062)	$8,157
- Customer base	680	(393)	(287)	—	680	(393)	(287)	—
- Contract backlog	20	(20)	—	—	20	(20)	—	—
- Trade name and domain name	1,670	(50)	(1,620)	—	1,670	(50)	(1,620)	—

	$26,046	$(10,193)	$(10,324)	$5,529	$32,267	$(14,141)	$(9,969)	$8,157

Future Amortization Expenses for Net Carrying Amount of Intangible Assets

The future amortization expenses for the net carrying amount of intangible assets with finite lives as of December 31, 2015 were as follows:

Year 2016	$4,288
Year 2017	3,036
Year 2018	833
Year 2019	—
Year 2020 and thereafter	—

$8,157